CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011	Mar. 31, 2010
Net income / (loss)	$ (1,901,375)	$ (1,749,018)	$ (3,559,831)	$ (3,196,453)	$ (20,240,907)	$ (4,789,311)
Parent [Member]
Net income / (loss)	(1,901,375)	(1,749,018)	(3,559,831)	(3,196,453)	(20,240,907)	(4,789,311)
Foreign currency translation adjustments	21,892	60,941	(122,519)	34,774	75,809	3,499,767
Deconsolidation of Sricon						(1,148,591)
Comprehensive income (loss)	(1,879,483)	(1,688,077)	(3,682,350)	(3,161,679)	(20,165,098)	(2,438,135)
Noncontrolling Interest [Member]
Net income / (loss)	(12,569)	(13,451)	(23,284)	(16,014)	(769,046)	(18,490)
Foreign currency translation adjustments	(100,167)	(7,576)	(99,123)	4,594	18,758	(2,230,182)
Comprehensive income (loss)	(112,736)	(21,027)	(122,407)	(11,420)	(750,288)	(2,248,672)
Comprehensive Income [Member]
Net income / (loss)	(1,913,944)	(1,762,469)	(3,583,115)	(3,212,467)	(21,009,953)	(4,807,801)
Foreign currency translation adjustments	(78,275)	53,365	(221,642)	39,368	94,567	1,269,585
Deconsolidation of Sricon						(1,148,591)
Comprehensive income (loss)	$ (1,992,219)	$ (1,709,104)	$ (3,804,757)	$ (3,173,099)	$ (20,915,385)	$ (4,686,807)